ALLIANZ FUNDS
Supplement Dated February 17, 2012
to the Statement of Additional Information (the “SAI”) of Allianz Funds
Dated November 1, 2011 (as supplemented thereafter)
Disclosure Related to
Allianz AGIC U.S. Managed Volatility Fund
The subsection captioned “AGIC” in the section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is revised to provide the following information regarding other accounts managed by Mark P. Roemer, as of June 30, 2011.
Other Accounts Managed

	Other Pooled Investment				Other Registered
	Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)

Mark P. Roemer	7	845	23	422	1	134
Accounts and Assets for which Advisory Fee is Based on Performance

	Other Pooled Investment				Other Registered Investment
	Vehicles		Other Accounts		Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)

Mark P. Roemer	2	585	1	18	0	0